BUSINESS COMBINATION (Details Narrative) - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended
	May 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Net Losses		$ (500,785)	$ (98,790)		$ (758,954)	$ (139,086)
Danish Stock Corporation [Member]
Business Acquisition [Line Items]
Number of share issued for acquisitions	3,800,000
Business acquisition, share price	$ 5.00
Orocidin A/S [Member]
Business Acquisition [Line Items]
Net Losses				$ 40,693